LHA Market StateTM Alpha SeekerTM ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Shares		Description		Notional Amount	Value
		PURCHASED OPTIONS - 0.7%
		Call Options - 0.4%
		CBOE Volatility Index
200		Expires 10/21/2020, Exercise Price $40.00		$527,400	$21,000
100		Expires 11/18/2020, Exercise Price $29.00		263,700	66,000
					87,000
		Put Options - 0.3%
		CBOE Volatility Index
100		Expires 10/7/2020, Exercise Price $29.00		263,700	15,500
300		Expires 10/21/2020, Exercise Price $29.00		791,100	60,000
					75,500
		TOTAL PURCHASED OPTIONS (Cost $208,263)			162,500

Par			Effective Yield	Maturity	Value
		SHORT-TERM INVESTMENTS - 103.5%
		U.S. Treasury Obligations - 48.1%
10,329,000		U.S. Treasury Bill	0.09%	5/20/2021	10,322,869
1,759,000		U.S. Treasury Bill (a)	0.09%	1/28/2021	1,758,470
					12,081,339
		Money Market Funds - 55.4%
6,954,206		First American Government Obligations Fund, Class X, 0.07% (b)			6,954,206
6,954,206		First American Treasury Obligations Fund, Class X, 0.06% (b)			6,954,206
					13,908,412
		TOTAL SHORT-TERM INVESTMENTS (Cost $25,988,657)			25,989,751
		TOTAL INVESTMENTS - 104.2% (Cost $26,196,920)			26,152,251
		LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%			(1,047,940)
		NET ASSETS - 100.0%			$25,104,311

		Percentages are stated as a percentage of net assets.
	(a)	All or a portion of this security is held as collateral for futures contracts.
	(b)	Annualized seven-day yield as of September 30, 2020.

SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2020 (Unaudited)

Number of Short Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
(10)	S&P 500 E-Mini Future	December 2020	$(1,676,000)	$212,276

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets^
Purchased Options	$-	$162,500	$-	$162,500
Short-Term Investments	13,908,412	12,081,339	-	25,989,751
Total Investments in Securities	$13,908,412	$12,243,839	$-	$26,152,251
^ See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities (a)
Futures Contracts	$212,276	$-	$-	$212,276
(a) Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are reflected at the unrealized appreciation.
For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.